SUPPLEMENT TO MAY 1, 1995
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                                   PROSPECTUS

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The term  "Contract  Year"  should be replaced  with "Age of Deposit in Complete
Years" in the table under "Deferred Sales Load (as a percentage of amount surrendered)" on page 3 of the prospectus.

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The following replaces the Example under "Fund Annual Expenses" on page 3 of the prospectus:

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

                                                                                                       Wanger      Wanger
                                                                                                        U.S.        Int'l
                                              Total      Money                              Real        Small       Small
Sub-Accounts           Growth       Bond      Return     Market     Int'l     Balanced    Estate***    Cap***      Cap***
                       ------       ----      ------     ------     -----     --------    ---------    ------      ------
Example
If you surrender your Contract at the end of the
applicable time period, you would pay the followin
expenses on a $1,000 investment, assuming 5%
annual return on assets:
  1 year                $ 69        $ 67       $ 68       $ 66       $ 72       $ 68        $ 71        $ 72        $ 76
  3 years                 99          94         97         91        107         96         105         109         120
  5 years                129         121        126        116        144        124         139         146         165
  10 years               253         238        248        227        284        243         274         289         327

If you do not surrender your Contract, you would pay the following expenses on a
$1,000 investment, assuming 5% annual return on assets:
  1 year                $ 23        $ 21       $ 22       $ 20       $ 26       $ 22        $ 25        $ 26        $ 30
  3 years                 69          65         68         62         78         66          75          80          92
  5 years                119         111        116        106        134        114         129         136         156
  10 years               253         238        248        227        284        243         274         289         327

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The following  replaces the last  paragraph  under "What Fees Are Charged to The
Account?" on page 12 of the prospectus:

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     The Annual Administrative Charge is generally $35 and is deducted each year
(or any part thereof) under each Contract. A reduced Annual Administrative
Charge may apply to Contracts issued after September 1, 1994. This charge is deducted on the Contract Anniversary Date from each Sub-account and/or the Guaranteed Interest Account on a pro-rata basis, and is not subject to increase, but may be subject to decrease.

OL1332C Supplement                                                June 15, 1995